Related parties	3 Months Ended
Mar. 31, 2020
Related Party [Abstract]
Related parties	Related parties
Mariposa Capital, LLC, an affiliate of Sir Martin Franklin, and TOMS Capital LLC, an affiliate of Mr. Gottesman, perform advisory services on behalf of the Company. The total fees and expenses incurred by them in the course of their duties for the three months ended March 31, 2020 was €0.5 million (three months ended March 31, 2019: €0.5 million).

In addition to the fees above, as discussed in Note 17, the conditions of the Founder Preferred Shares Annual Dividend Amount for 2019 were met and a share dividend of 6,421,074 ordinary shares was issued on January 2, 2020.
Key management personnel comprise the Directors and Executive Officers. The Executive Officers continue to be remunerated for their services to the Company through their employment contracts. Non-executive Directors continue to receive fees for their services as board members and to certain committees and are settled through payroll. Director fees are payable quarterly in arrears. Total non-executive Director fees and expenses for the three months ended March 31, 2020 was €0.1 million (three months ended March 31, 2019: €0.1 million).